VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Sale and Leaseback Arrangements (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2020
Variable Interest Entity [Line Items]
Sales value	$ 285.0
Scenario, Forecast
Variable Interest Entity [Line Items]
First repurchase option			$ 202.0
Repurchase obligation at end of lease term		$ 128.3